Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Change in Level 3 Liabilities

For the year ended December 31, 2018, changes in the fair values of these conversion features which required to be bifurcated and accounted for as derivative liabilities are as follows:

	Conversion feature embedded in Series A Preferred Shares	Conversion feature embedded in Series B-2 Preferred Shares	Total
	RMB	RMB	RMB
Balance as of January 1, 2018	—	—	—

Initial recognition upon the extinguishment of the Series A Preferred Shares and the issuance of Series B-2Preferred Shares as of March 8, 2018	572,237	320,097	892,334
Fair value loss on derivative liabilities	628,298	1,656,925	2,285,223
Foreign exchange	4,573	6,697	11,270
Derecognition of derivative liabilities upon the completion of the IPO (i)	(1,205,108)	(1,983,719)	(3,188,827)

Balance as of December 31, 2018	—	—	—

(i)	Upon the completion of the IPO, the derivative liabilities were derecognized and the balance was transferred to additional paid-in capital accordingly.

Summary of Financial Instruments Measured at Fair Value on Recurring Basis

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2018:

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Short-term investments (i)	—	300,162	—	300,162

Liabilities
Derivative liabilities (ii)	—	—	—	—

(i)

Short-term investments represent structured deposits and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.

(ii)

The Company has determined that conversion feature embedded in the Series B-2 Preferred Shares is required to be bifurcated and accounted for as a derivative liability which would be measured at fair value (Note 19). Upon the completion of the IPO, the derivative liabilities were derecognized and the balance was transferred to additional paid-in capital accordingly.

Schedule of Equity Allocation Model Valuation Assumptions Techniques

In determining the fair value of these preferred shares, the Company has adopted the equity allocation model. For purposes of determining the conversion features of the Pre-IPO Preferred Shares as of March 8, 2018 and May 10, 2018, the Company has re-performed the equity allocation model for the Pre-IPO Preferred Shares in scenarios assuming the conversion feature is removed, the difference between the with embedded conversion features scenario and the without embedded conversion features scenario is considered to be value of the conversion features of the Pre-IPO Preferred Shares. The Company assumed the Pre-IPO Preferred Shares would not be converted to common shares in neither the IPO scenario, the liquidation scenario nor the redemption scenario. Such approach involves certain significant estimates which are as follows:

Valuation Date	March 8, 2018	May 10, 2018
Volatility	50%	50%
Risk-free rate (3 months)	1.66%	1.58%
Risk-free rate (4 years)	2.52%	2.46%
Dividend yield	0%	0%

Level 3 [Member]
Schedule of Change in Level 3 Liabilities

The following table presents the changes in level 3 liabilities for the year ended December 31, 2018,

	Conversion feature embedded in Series A Preferred Shares	Conversion feature embedded in Series B- 2 Preferred Shares	Total
	RMB	RMB	RMB
Balance as of January 1, 2018	—	—	—

Initial recognition upon the extinguishment of the Series A Preferred Shares and the issuance of Series B-2 Preferred Shares as of March 8, 2018	572,237	320,097	892,334
Fair value loss on derivative liabilities	628,298	1,656,925	2,285,223
Foreign exchange	4,573	6,697	11,270
Derecognition of derivative liabilities upon the completion of the IPO	(1,205,108)	(1,983,719)	(3,188,827)

Balance as of December 31, 2018	—	—	—